UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-07177

Name of Fund: BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities
Series, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Mid Cap Value
Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc., 40 East 52nd Street, New
York, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 01/31/2010

Date of reporting period: 07/31/2009

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS

BlackRock Mid Cap Value

Opportunities Fund

OF BLACKROCK MID CAP VALUE OPPORTUNITIES

SERIES, INC.

JULY 31, 2009 | SEMI-ANNUAL REPORT (UNAUDITED)

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

2 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND JULY 31, 2009

Dear Shareholder

The past 12 months reveal two distinct market backdrops — one of extreme investor pessimism and decided weakness, and another of cautious optimism and nascent signs of recovery. The first half of the period was characterized by the former, as the global financial crisis erupted into the worst recession in decades. Daily headlines recounted universal macroeconomic deterioration, financial sector casualties, volatile swings in global equity markets, and unprecedented government intervention that included widespread (and globally coordinated) monetary and quantitative easing by central banks and large-scale fiscal stimuli. Sentiment improved noticeably in March 2009, however, on the back of new program announcements by the US Treasury

Department and Federal Reserve, as well as generally stronger-than-expected economic data in a few key areas, including retail sales, business and consumer confidence, manufacturing and housing.

In this environment, US equities contended with extraordinary volatility, posting steep declines through mid-March 2009 before going on a three-month rally that largely negated year-to-date losses. Late in the period, investor enthusiasm waned and a correction ensued for several weeks, mostly as a result of profit taking and portfolio rebalancing, as opposed to a change in the economic outlook. Equities rallied once again as the period drew to a close,

resulting in positive year-to-date returns for all major indexes. The experience in international markets was similar to that in the United States, though performance was generally more extreme both on the decline and on the upturn. Notably, emerging markets, which lagged most developed regions through the downturn, reassumed leadership in 2009 as these areas of the globe have generally seen a stronger acceleration in economic recovery.

In fixed income markets, while the flight to quality remained a prevalent theme, relatively attractive yields and distressed valuations, alongside a more favor-

able macro environment, eventually captured investor attention, leading to a sharp recovery in non-Treasury assets. This has been particularly evident in the high yield sector, which has firmly outpaced all other taxable asset classes since the start of 2009. At the same time, the municipal bond market enjoyed a strong return after the exceptional market volatility of 2008, buoyed by a combination of attractive valuations, robust retail investor demand and a slowdown in forced selling. Direct aid to state and local governments via the American Recovery and Reinvestment Act of 2009 has also lent support to municipal bonds.

Total Returns as of July 31, 2009	6-month	12-month
US equities (S&P 500 Index)	21.18%	(19.96)%
Small cap US equities (Russell 2000 Index)	26.61	(20.72)
International equities (MSCI Europe, Australasia, Far East Index)	30.63	(22.60)
US Treasury securities (Merrill Lynch 10-Year US Treasury Index)	(3.91)	7.58
Taxable fixed income (Barclays Capital US Aggregate Bond Index)	4.47	7.85
Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	4.38	5.11
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	30.11	5.30
Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

The market environment has clearly improved since the beginning of the year, but a great deal of uncertainty and risk remain. Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional insight and timely “food for thought,”

we invite you to visit our award-winning Shareholder® magazine, now available exclusively online at www.blackrock.com/shareholdermagazine. We thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

Announcement to Shareholders

On June 16, 2009, BlackRock, Inc. announced that it received written notice from Barclays PLC (“Barclays”) in which Barclays’ Board of Directors had accepted BlackRock’s offer to acquire Barclays Global Investors (“BGI”). At a special meeting held on August 6, 2009, BlackRock’s proposed purchase of

BGI was approved by an overwhelming majority of Barclays’ voting shareholders, an important step toward closing the transaction. The combination of

BlackRock and BGI will bring together market leaders in active and index strategies to create the preeminent asset management firm. The transaction is scheduled to be completed in the fourth quarter of 2009, subject to important fund shareholder and regulatory approvals.

THIS PAGE NOT PART OF YOUR FUND REPORT 3

Fund Summary as of July 31, 2009

Portfolio Management Commentary

How did the Fund perform?

The Fund underperformed the benchmark S&P MidCap 400 Index and the S&P MidCap 400/Citigroup Value Index for the six-month period.

What factors influenced performance?

Underperformance over the past six months stemmed primarily from weakness in the materials and utilities sectors. Within materials, disap-
pointing stock selection among metals & mining names overshadowed the positive effects of an overweight in the sub-sector. The Fund was underexposed to stocks of the lowest quality and highest beta, which led the sub-sector up nearly 70%. Underperformance in utilities can be attributed largely to an overweight in multi-utilities, as the defensive sub-sector lagged overall benchmark performance by roughly 20%.

The Fund’s relatively high average cash position during the period (7%)
significantly detracted from performance during the market rally, subtract-
ing more than 200 basis points from relative returns. Cash is a residual of the investment process, and we would expect the position to fall back below 5% as market conditions stabilize.

On the positive side, Fund performance benefited from strength in the health care, energy and consumer discretionary sectors. In health care, positive relative performance was driven primarily by stock selection in the biotechnology and health care equipment & supplies sub-sectors.

In energy, although performance within the energy equipment & services sub-sector lagged the benchmark, an overweight to and selection among oil, gas & consumable fuels names drove relative strength within the sector. Key contributors included Cabot Oil & Gas Corp. and Newfield
Exploration Co., both of which jumped more than 70% during the period.
In consumer discretionary, an underweight in diversified consumer services stocks boosted relative returns.

Describe recent portfolio activity.

• During the six-month period, we increased the Fund’s exposure to health care, adding positions in both the health care equipment & supplies and health care providers & services sub-sectors. We also added to the Fund’s weighting in consumer discretionary, with the largest additions in the tex-
tiles, apparel & luxury goods and specialty retail sub-sectors.

Describe Fund positioning at period end.

• The Fund ended the period with an overweight relative to the benchmark in information technology (primarily among software companies), and underweights in consumer discretionary (particularly within the hotels, restaurants & leisure; diversified consumer services; and household durables sub-sectors), financials (notably among commercial real estate investment trusts and capital markets firms), industrials (primarily in elec-
trical equipment and professional services) and materials (particularly chemicals).

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information
	Percent of		Percent of
	Long-Term		Long-Term
Ten Largest Holdings	Investments	Sector Allocation	Investments
Convergys Corp.	3%	Information Technology	18%
Tellabs, Inc.	3	Financials	16
OGE Energy Corp.	2	Consumer Discretionary	13
Harte-Hanks, Inc.	2	Health Care	13
Novell, Inc.	2	Industrials	12
Kinetic Concepts, Inc.	2	Utilities	8
MidCap SPDR Trust Series 1	2	Energy	7
Dover Corp.	1	Materials	4
iShares Russell MidCap Growth Index Fund	1	Investment Companies	4
SPDR Gold Trust	1	Consumer Staples	4
		Telecommunication Services	1
		For Fund compliance purposes, the Fund’s sector classifications refer to any
		one or more of the sector sub-classifications used by one or more widely recog-
		nized market indexes or ratings group indexes, and/or as defined by Fund
		management. This definition may not apply for purposes of this report, which
		may combine sector sub-classifications for reporting ease.

4 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND JULY 31, 2009

Performance Summary for the Period Ended July 31, 2009
			Average Annual Total Returns[5]
		1 Year		5 Years		10 Years
	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	Total Returns	charge	charge	charge	charge	charge	charge
Institutional	24.71%	(20.88)%	N/A	2.61%	N/A	5.24%	N/A
Investor A	24.43	(21.23)	(25.37)%	2.30	1.20%	4.94	4.38%
Investor B	23.98	(21.83)	(25.35)	1.50	1.26	4.27	4.27
Investor C	23.90	(22.01)	(22.79)	1.41	1.41	4.04	4.04
Class R	24.19	(21.54)	N/A	1.97	N/A	4.69	N/A
S&P MidCap 400 Index	27.17	(20.25)	N/A	3.04	N/A	5.72	N/A
S&P MidCap 400/Citigroup Value Index	24.89	(20.16)	N/A	2.25	N/A	4.93	N/A
[5] Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund
Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.
N/A — Not applicable as share class and index do not have a sales charge. Past performance is not indicative of future results.
Expense Example
		Actual				Hypothetical[7]
	Beginning	Ending		Beginning		Ending
	Account Value	Account Value	Expenses Paid	Account Value		Account Value	Expenses Paid
	February 1, 2009	July 31, 2009	During the Period[6]	February 1, 2009		July 31, 2009	During the Period[6]
Institutional	$1,000	$1,247.10	$ 5.96		$1,000	$1,019.49	$ 5.36
Investor A	$1,000	$1,244.30	$ 8.18		$1,000	$1,017.51	$ 7.35
Investor B	$1,000	$1,239.80	$13.16		$1,000	$1,013.05	$11.83
Investor C	$1,000	$1,239.00	$14.49		$1,000	$1,011.86	$13.02
Class R	$1,000	$1,241.90	$10.62		$1,000	$1,015.33	$ 9.54
[6] For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.07% for Institutional, 1.47% for Investor A, 2.37% for Investor B, 2.61% for
Investor C and 1.91% for Class R), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
[7] Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half-year divided by 365.
See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND					JULY 31, 2009		5

About Fund Performance

• Institutional Shares are not subject to any sales charge. Institutional
Shares bear no ongoing distribution or service fees and are available only to eligible investors.

• Investor A Shares incur a maximum initial sales charge (front-end load)
of 5.25% and a service fee of 0.25% per year (but no distribution fee).

• Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B
Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A
Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion. Investor B Shares of the Fund are no longer available for purchase except through exchanges, dividend reinvestments, and for purchase by certain qualified employee benefit plans.

• Investor C Shares are subject to a 1.00% contingent deferred sales charge if redeemed within one year of purchase. These shares are subject to a distribution fee of 0.75% and a service fee of 0.25% per year.

• Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R
Shares are available only to certain retirement plans. Prior to February
4, 2003, Class R Share performance results are those of Institutional
Shares (which have no distribution or service fees) restated to reflect
Class R Share fees.

Performance information reflects past performance and does not guar-
antee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvest-
ment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distri-
bution fees including 12b-1 fees, and other Fund expenses. The expense example on the previous page (which is based on a hypothetical invest-
ment of $1,000 invested on February 1, 2009 and held through July 31,
2009) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the results by the number corresponding to their share class under the headings entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this
Fund and other funds, compare the 5% hypothetical example with the 5%
hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypotheti-
cal example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning differ-
ent funds. If these transactional expenses were included, shareholder expenses would have been higher.

6 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND JULY 31, 2009

Schedule of Investments July 31, 2009 (Unaudited) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.6%
Alliant Techsystems, Inc. (a)	30,700	$ 2,416,704
Curtiss-Wright Corp.	55,800	1,843,074
		4,259,778
Airlines — 0.2%
Delta Air Lines, Inc. (a)	80,500	557,865
Capital Markets — 1.0%
Legg Mason, Inc.	91,800	2,583,252
Chemicals — 1.7%
Airgas, Inc.	41,300	1,841,154
Cytec Industries, Inc.	55,200	1,385,520
FMC Corp.	26,600	1,293,824
		4,520,498
Commercial Banks — 4.5%
BancorpSouth, Inc.	109,500	2,463,750
Bank of Hawaii Corp.	34,200	1,312,254
Commerce Bancshares, Inc.	2,900	106,314
Cullen/Frost Bankers, Inc.	62,100	2,982,663
Fifth Third Bancorp	220,800	2,097,600
M&T Bank Corp. (b)	18,200	1,061,424
Regions Financial Corp.	173,800	768,196
Wilmington Trust Corp. (b)	69,125	794,246
		11,586,447
Commercial Services & Supplies — 1.4%
Cintas Corp.	98,000	2,467,640
Republic Services, Inc. Class A	48,795	1,297,947
		3,765,587
Communications Equipment — 2.3%
Tellabs, Inc. (a)	1,036,100	6,009,380
Construction & Engineering — 2.1%
Foster Wheeler AG (a)	77,700	1,794,870
Jacobs Engineering Group, Inc. (a)	25,200	1,032,696
URS Corp. (a)	50,200	2,540,120
		5,367,686
Consumer Finance — 0.3%
Discover Financial Services, Inc.	55,700	661,716
Containers & Packaging — 1.5%
Bemis Co.	45,800	1,205,456
Packaging Corp. of America	53,200	1,046,444
Sonoco Products Co.	63,200	1,673,536
		3,925,436
Diversified Consumer Services — 0.7%
Brink’s Home Security Holdings, Inc. (a)	27,400	817,068
Regis Corp.	71,000	969,860
		1,786,928
Diversified Telecommunication Services — 0.9%
Qwest Communications International Inc.	633,200	2,444,152
Electric Utilities — 1.4%
Cleco Corp.	96,500	2,286,085
NV Energy, Inc.	109,200	1,255,800
		3,541,885

Common Stocks	Shares	Value
Electronic Equipment, Instruments
& Components — 2.0%
Anixter International, Inc. (a)	61,300	$ 2,097,686
Avnet, Inc. (a)	64,400	1,571,360
Ingram Micro, Inc. Class A (a)	94,800	1,594,536
		5,263,582
Energy Equipment & Services — 2.2%
BJ Services Co.	210,200	2,980,636
Smith International, Inc.	63,000	1,583,190
Superior Energy Services, Inc. (a)	76,500	1,269,135
		5,832,961
Food Products — 0.8%
Dean Foods Co. (a)	41,900	887,861
The J.M. Smucker Co.	23,700	1,185,711
		2,073,572
Gas Utilities — 0.7%
Atmos Energy Corp.	70,700	1,920,212
Health Care Equipment & Supplies — 5.3%
Beckman Coulter, Inc.	33,800	2,129,062
Boston Scientific Corp. (a)	262,000	2,813,880
Covidien Plc	45,700	1,727,917
Inverness Medical Innovations, Inc. (a)	19,200	646,080
Kinetic Concepts, Inc. (a)	114,000	3,604,680
Zimmer Holdings, Inc. (a)	63,000	2,935,800
		13,857,419
Health Care Providers & Services — 2.6%
AmerisourceBergen Corp.	65,400	1,289,688
Coventry Health Care, Inc. (a)	25,900	595,700
Henry Schein, Inc. (a)	26,200	1,346,156
Mednax, Inc. (a)	23,300	1,079,955
Patterson Cos., Inc. (a)	27,900	707,544
Universal Health Services, Inc. Class B	29,700	1,651,617
		6,670,660
Health Care Technology — 0.5%
IMS Health, Inc.	107,000	1,284,000
Hotels, Restaurants & Leisure — 0.6%
Burger King Holdings, Inc.	94,500	1,608,390
Household Durables — 0.7%
Jarden Corp. (a)	69,100	1,703,315
Household Products — 1.7%
Church & Dwight Co., Inc.	37,900	2,235,342
Clorox Co.	36,400	2,220,764
		4,456,106
IT Services — 3.7%
Amdocs Ltd. (a)	86,200	2,061,904
Convergys Corp. (a)	598,000	6,404,580
Perot Systems Corp. Class A (a)	80,400	1,284,792
		9,751,276
Insurance — 4.9%
Arch Capital Group Ltd. (a)	29,200	1,815,948
Axis Capital Holdings Ltd.	46,000	1,309,160
Fidelity National Title Group, Inc. Class A	120,100	1,723,435

See Notes to Financial Statements.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND JULY 31, 2009 7

Schedule of Investments (continued) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Insurance (concluded)
The Hanover Insurance Group, Inc.	27,400	$ 1,077,094
MetLife, Inc.	39,200	1,330,840
PartnerRe Ltd.	18,600	1,275,774
ProAssurance Corp. (a)	13,400	680,452
Prudential Financial, Inc.	51,000	2,257,770
W.R. Berkley Corp.	55,000	1,277,650
		12,748,123
Internet Software & Services — 0.9%
IAC/InterActiveCorp. (a)	132,800	2,444,848
Leisure Equipment & Products — 1.1%
Mattel, Inc.	167,700	2,948,166
Life Sciences Tools & Services — 1.3%
Affymetrix, Inc. (a)	223,200	1,973,088
Thermo Fisher Scientific, Inc. (a)	29,100	1,317,648
		3,290,736
Machinery — 6.1%
AGCO Corp. (a)	87,800	2,762,188
Dover Corp.	102,000	3,469,020
Joy Global, Inc.	77,400	2,877,732
Parker Hannifin Corp.	56,800	2,515,104
SPX Corp.	24,400	1,288,808
Timken Co.	149,100	3,038,658
		15,951,510
Media — 1.8%
Harte-Hanks, Inc.	442,600	4,788,932
Metals & Mining — 0.2%
Carpenter Technology Corp.	25,700	480,333
Multi-Utilities — 5.0%
Alliant Energy Corp.	95,922	2,509,320
NiSource, Inc.	139,400	1,796,866
OGE Energy Corp.	190,100	5,722,010
Wisconsin Energy Corp.	69,800	2,999,306
		13,027,502
Multiline Retail — 1.1%
J.C. Penney Co., Inc.	90,800	2,737,620
Oil, Gas & Consumable Fuels — 4.3%
Cabot Oil & Gas Corp. Class A	66,700	2,343,171
Frontier Oil Corp.	16,900	234,910
Newfield Exploration Co. (a)	65,800	2,587,914
PetroHawk Energy Corp. (a)	22,000	534,160
Plains Exploration & Production Co. (a)	105,200	3,013,980
Whiting Petroleum Corp. (a)	54,800	2,518,608
		11,232,743
Personal Products — 0.8%
Alberto-Culver Co.	35,700	914,634
Mead Johnson Nutrition Co.	29,100	1,059,531
		1,974,165
Pharmaceuticals — 2.2%
King Pharmaceuticals, Inc. (a)	152,900	1,386,803
Medicis Pharmaceutical Corp. Class A	135,800	2,324,896
Sepracor, Inc. (a)	110,400	1,915,440
		5,627,139

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) — 2.1%
Alexandria Real Estate Equities, Inc. (b)	10,600	$ 403,966
Host Marriott Corp.	201,200	1,826,896
The Macerich Co.	46,000	904,820
Omega Healthcare Investors, Inc.	33,900	566,469
ProLogis	146,500	1,287,735
UDR, Inc.	39,200	409,640
		5,399,526
Real Estate Management & Development — 0.7%
Jones Lang LaSalle, Inc.	46,700	1,772,732
Semiconductors & Semiconductor
Equipment — 2.9%
Intersil Corp. Class A	178,900	2,570,793
KLA-Tencor Corp.	81,000	2,582,280
Microchip Technology, Inc. (b)	87,500	2,356,375
		7,509,448
Software — 4.8%
Activision Blizzard, Inc. (a)	113,300	1,297,285
CA, Inc.	104,100	2,200,674
Novell, Inc. (a)	1,002,100	4,589,618
Synopsys, Inc. (a)	87,500	1,748,250
TIBCO Software, Inc. (a)	303,100	2,646,063
		12,481,890
Specialty Retail — 4.3%
Foot Locker, Inc.	117,500	1,301,900
The Gap, Inc.	165,600	2,702,592
Limited Brands, Inc.	220,900	2,858,446
RadioShack Corp.	158,200	2,453,682
Urban Outfitters, Inc. (a)	75,800	1,822,232
		11,138,852
Textiles, Apparel & Luxury Goods — 1.5%
Phillips-Van Heusen Corp.	38,100	1,347,978
VF Corp.	40,200	2,600,538
		3,948,516
Thrifts & Mortgage Finance — 0.2%
New York Community Bancorp, Inc.	48,000	525,120
Total Common Stocks — 86.6%		225,460,004
Investment Companies
iShares Dow Jones U.S. Real Estate Index Fund (b)	59,900	2,148,613
iShares Russell Midcap Growth Index Fund (b)	84,800	3,316,528
MidCap SPDR Trust Series 1 (b)	38,500	4,390,540
SPDR Gold Trust (a)	33,100	3,089,885
Total Investment Companies — 5.0%		12,945,566
Total Long-Term Investments
(Cost — $221,927,716) — 91.6%		238,405,570

See Notes to Financial Statements.

8 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND JULY 31, 2009

Schedule of Investments (concluded) (Percentages shown are based on Net Assets)

	Interest
Short-Term Securities	(000)	Value
BlackRock Liquidity Series LLC,
Money Market Series 0.44% (c)(d)(e)	$ 13,018	$ 13,017,650
	Shares
BlackRock Liquidity Funds,
TempFund, 0.29% (c)(d)	22,847,641	22,847,641
Total Short-Term Securities
(Cost — $35,865,291) — 13.8%		35,865,291
Total Investments (Cost — $257,793,007*) — 105.4%		274,270,861
Liabilities in Excess of Other Assets — (5.4)%		(14,016,460)
Net Assets — 100.0%		$ 260,254,401
* The cost and unrealized appreciation (depreciation) of investments as of July 31,
2009, as computed for federal income tax purposes, were as follows:
Aggregate cost		$ 272,435,845
Gross unrealized appreciation		$ 29,643,091
Gross unrealized depreciation		(27,808,075)
Net unrealized appreciation		$ 1,835,016
(a) Non-income producing security.
(b) Security, or a portion of security, is on loan.
(c)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
	Net
Affiliate	Activity	Income
BlackRock Liquidity Funds, TempFund	22,847,641	$ 28,504
BlackRock Liquidity Series, LLC
Cash Sweep Series	$(23,188,699)	$ 14,161
BlackRock Liquidity Series, LLC
Money Market Series	$ (3,801,300)	$ 76,003
(d)	Represents the current yield as of report date.
(e)	Security was purchased with the cash proceeds from securities loans.
•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

• Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical securities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund's own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an in-
dication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of July 31, 2009 in determin-
ing the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1
Long-Term Investments[1]	$ 238,405,570
Short-Term Securities	22,847,641
Total Level 1	261,253,211
Level 2 — Short-Term Securities	13,017,650
Level 3	—
Total	$ 274,270,861
[1] See above Schedule of Investments for values in each industry.

See Notes to Financial Statements.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND JULY 31, 2009 9

Statement of Assets and Liabilities
July 31, 2009 (Unaudited)
Assets
Investments at value — unaffiliated (including securities loaned of $12,706,594) (cost — $221,927,716)	$ 238,405,570
Investments at value — affiliated (cost — $35,865,291)	35,865,291
Investments sold receivable	4,269,598
Capital shares sold receivable	403,901
Dividends receivable	126,736
Securities lending income receivable — affiliated	25,068
Prepaid expenses	18,622
Total assets	279,114,786
Liabilities
Collateral at value — securities loaned	13,017,650
Investments purchased payable	4,794,765
Capital shares redeemed payable	623,862
Investment advisory fees payable	133,302
Service and distribution fees payable	92,953
Other affiliates payable	11,802
Officer’s and Directors’ fees payable	152
Other accrued expenses payable	184,240
Other liabilities	1,659
Total liabilities	18,860,385
Net Assets
Net assets	$ 260,254,401
Net Assets Consist of
Paid-in capital	$ 374,079,468
Accumulated net investment loss	(635,082)
Accumulated net realized loss	(129,667,839)
Net unrealized appreciation/depreciation	16,477,854
Net Assets	$ 260,254,401
Net Asset Value
Institutional — Based on net assets of $59,964,052 and 5,168,773 shares outstanding 20 million shares authorized, $0.10 par value	$ 11.60
Investor A — Based on net assets of $83,670,353 and 7,362,257 shares outstanding 40 million shares authorized, $0.10 par value	$ 11.36
Investor B — Based on net assets of $18,228,178 and 1,720,208 shares outstanding 40 million shares authorized, $0.10 par value	$ 10.60
Investor C — Based on net assets of $54,310,685 and 5,214,486 shares outstanding 40 million shares authorized, $0.10 par value	$ 10.42
Class R — Based on net assets of $44,081,133 and 4,146,556 shares outstanding 40 million shares authorized, $0.10 par value	$ 10.63

See Notes to Financial Statements.

10 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND JULY 31, 2009

Statement of Operations
Six Months Ended July 31, 2009 (Unaudited)
Investment Income
Dividends	$ 1,190,658
Foreign tax withheld	(189)
Income — affiliated	42,665
Securities lending — affiliated	76,003
Total income	1,309,137
Expenses
Investment advisory	727,085
Transfer agent — Institutional	60,643
Transfer agent — Investor A	141,405
Transfer agent — Investor B	48,652
Transfer agent — Investor C	187,493
Transfer agent — Class R	105,546
Service — Investor A	83,892
Service and distribution — Investor B	91,969
Service and distribution — Investor C	240,897
Service and distribution — Class R	91,536
Accounting services	57,587
Professional	36,721
Printing	35,376
Registration	34,266
Custodian	17,179
Officer and Directors	11,861
Miscellaneous	15,774
Total expenses	1,987,882
Less fees waived by advisor	(4,100)
Total expenses after fees waived	1,983,782
Net investment loss	(674,645)
Realized and Unrealized Gain (Loss)
Net realized loss from investments	(26,876,174)
Net change in unrealized appreciation/depreciation on investments	77,792,970
Total realized and unrealized gain	50,916,796
Net Increase in Net Assets Resulting from Operations	$ 50,242,151

See Notes to Financial Statements.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND JULY 31, 2009 11

Statements of Changes in Net Assets
	Six Months
	Ended	Year Ended
	July 31,2009	January 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2009
Operations
Net investment income (loss)	$ (674,645)	$ 531,855
Net realized loss	(26,876,174)	(95,998,581)
Net change in unrealized appreciation/depreciation	77,792,970	(31,773,375)
Net increase (decrease) in net assets resulting from operations	50,242,151	(127,240,101)
Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(435,001)	—
Investor A	(276,391)	—
Class R	(4,030)	—
Net realized gain:
Institutional	—	(624,349)
Investor A	—	(824,034)
Investor B	—	(299,995)
Investor C	—	(618,544)
Class R	—	(428,160)
Decrease in net assets resulting from dividends and distributions to shareholders	(715,422)	(2,795,082)
Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(1,514,494)	(28,668,524)
Net Assets:
Total increase (decrease) in net assets	48,012,235	(158,703,707)
Beginning of period	212,242,166	370,945,873
End of period	$ 260,254,401	$ 212,242,166
Undistributed (accumulated) net investment income (loss)	$ (635,082)	$ 754,985

See Notes to Financial Statements.

12 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND JULY 31, 2009

Financial Highlights
				Institutional
	Six Months
	Ended
	July 31,2009		Year Ended January 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 9.37	$ 14.80	$ 18.79	$ 19.89	$ 19.58	$ 17.56
Net investment income[1]	0.01	0.11	0.05	0.05	0.07	0.01
Net realized and unrealized gain (loss)	2.30	(5.42)	(0.81)	1.79	4.34	2.14
Net increase (decrease) from investment operations	2.31	(5.31)	(0.76)	1.84	4.41	2.15
Dividends and distributions from:
Net investment income	(0.08)	—	—	—	—	—
Net realized gain	—	(0.12)	(3.23)	(2.94)	(4.10)	(0.13)
Total dividends and distributions	(0.08)	(0.12)	(3.23)	(2.94)	(4.10)	(0.13)
Net asset value, end of period	$ 11.60	$ 9.37	$ 14.80	$ 18.79	$ 19.89	$ 19.58
Total Investment Return[2]
Based on net asset value	24.71%[3]	(36.16)%	(5.36)%	10.09%	23.90%	12.24%
Ratios to Average Net Assets
Total expenses	1.08%[4]	0.98%	0.93%	1.01%	1.01%	1.01%
Total expenses after fees waived	1.07%[4]	0.98%	0.93%	1.01%	1.01%	1.01%
Net investment income	0.11%[4]	0.84%	0.29%	0.28%	0.34%	0.04%
Supplemental Data
Net assets, end of period (000)	$ 59,964	$ 46,590	$ 78,988	$ 105,207	$ 114,921	$ 126,651
Portfolio turnover	60%	154%	148%	99%	110%	82%
[1] Based on average shares outstanding.
[2] Total investment return excludes the effects of sales charges.
[3] Aggregate total investment return.
[4] Annualized.

See Notes to Financial Statements.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND JULY 31, 2009 13

Financial Highlights (continued)
				Investor A
	Six Months
	Ended
	July 31,2009		Year Ended January 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 9.16	$ 14.52	$ 18.49	$ 19.63	$ 19.33	$ 17.39
Net investment income (loss)[1]	(0.01)	0.06	(0.00)[2]	0.00[3]	0.03	(0.04)
Net realized and unrealized gain (loss)	2.25	(5.30)	(0.79)	1.76	4.28	2.11
Net increase (decrease) from investment operations	2.24	(5.24)	(0.79)	1.76	4.31	2.07
Dividends and distributions from:
Net investment income	(0.04)	—	—	—	—	—
Net realized gain	—	(0.12)	(3.18)	(2.90)	(4.01)	(0.13)
Total dividends and distributions	(0.04)	(0.12)	(3.18)	(2.90)	(4.01)	(0.13)
Net asset value, end of period	$ 11.36	$ 9.16	$ 14.52	$ 18.49	$ 19.63	$ 19.33
Total Investment Return[4]
Based on net asset value	24.43%[5]	(36.39)%	(5.64)%	9.76%	23.66%	11.90%
Ratios to Average Net Assets
Total expenses	1.48%[6]	1.36%	1.24%	1.26%	1.26%	1.26%
Total expenses after fees waived	1.47%[6]	1.36%	1.24%	1.26%	1.26%	1.26%
Net investment income (loss)	(0.30)%[6]	0.46%	(0.02)%	0.00%[7]	0.13%	(0.20)%
Supplemental Data
Net assets, end of period (000)	$ 83,670	$ 64,948	$ 110,362	$ 121,065	$ 98,343	$ 85,184
Portfolio turnover	60%	154%	148%	99%	110%	82%
[1] Based on average shares outstanding.
[2] Amount is less than ($0.01) per share.
[3] Amount is less than $0.01 per share.
[4] Total investment returns exclude the effects of sales charges.
[5] Aggregate total investment return.
[6] Annualized.
[7] Amount is less than 0.01%.

See Notes to Financial Statements.

14 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND JULY 31, 2009

Financial Highlights (continued)
				Investor B
	Six Months
	Ended
	July 31,2009		Year Ended January 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 8.55	$ 13.66	$ 17.54	$ 18.73	$ 18.43	$ 16.72
Net investment loss[1]	(0.06)	(0.04)	(0.14)	(0.14)	(0.13)	(0.17)
Net realized and unrealized gain (loss)	2.11	(4.96)	(0.74)	1.67	4.09	2.01
Net increase (decrease) from investment operations	2.05	(5.00)	(0.88)	1.53	3.96	1.84
Distributions from net realized gain	—	(0.11)	(3.00)	(2.72)	(3.66)	(0.13)
Net asset value, end of period	$ 10.60	$ 8.55	$ 13.66	$ 17.54	$ 18.73	$ 18.43
Total Investment Return[2]
Based on net asset value	23.98%[3]	(36.91)%	(6.38)%	8.94%	22.69%	11.00%
Ratios to Average Net Assets
Total expenses	2.37%[4]	2.12%	2.04%	2.03%	2.04%	2.05%
Total expenses after fees waived	2.37%[4]	2.12%	2.04%	2.03%	2.04%	2.05%
Net investment loss	(1.24)%[4]	(0.34)%	(0.83)%	(0.75)%	(0.67)%	(0.99)%
Supplemental Data
Net assets, end of period (000)	$ 18,228	$ 20,131	$ 46,499	$ 78,174	$ 112,073	$ 125,145
Portfolio turnover	60%	154%	148%	99%	110%	82%
[1] Based on average shares outstanding.
[2] Total investment return excludes the effects of sales charges.
[3] Aggregate total investment return.
[4] Annualized.

See Notes to Financial Statements.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND JULY 31, 2009 15

Financial Highlights (continued)
				Investor C
	Six Months
	Ended
	July 31,2009		Year Ended January 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, end of period	$ 8.41	$ 13.47	$ 17.36	$ 18.61	$ 18.39	$ 16.68
Net investment loss[1]	(0.06)	(0.06)	(0.16)	(0.14)	(0.13)	(0.18)
Net realized and unrealized gain (loss)	2.07	(4.90)	(0.72)	1.65	4.07	2.02
Net increase (decrease) from investment operations	2.01	(4.96)	(0.88)	1.51	3.94	1.84
Distributions from net realized gain	—	(0.10)	(3.01)	(2.76)	(3.72)	(0.13)
Net asset value, end of period	$ 10.42	$ 8.41	$ 13.47	$ 17.36	$ 18.61	$ 18.39
Total Investment Return[2]
Based on net asset value	23.90%[3]	(37.06)%	(6.50)%	8.90%	22.65%	11.03%
Ratios to Average Net Assets
Total expenses	2.62%[4]	2.35%	2.15%	2.04%	2.05%	2.06%
Total expenses after fees waived	2.61%[4]	2.35%	2.15%	2.04%	2.05%	2.06%
Net investment loss	(1.45)%[4]	(0.54)%	(0.93)%	(0.78)%	(0.67)%	(1.00)%
Supplemental Data
Net assets, end of period (000)	$ 54,311	$ 47,034	$ 85,547	$ 111,084	$ 103,468	$ 89,771
Portfolio turnover	60%	154%	148%	99%	110%	82%
[1] Based on average shares outstanding.
[2] Total investment return excludes the effects of sales charges.
[3] Aggregate total investment return.
[4] Annualized.

See Notes to Financial Statements.

16 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND JULY 31, 2009

Financial Highlights (concluded)
				Class R
	Six Months
	Ended
	July 31,2009		Year Ended January 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 8.56	$ 13.63	$ 17.58	$ 18.81	$ 18.71	$ 16.87
Net investment income (loss)[1]	(0.03)	0.01	(0.07)	(0.05)	(0.02)	(0.08)
Net realized and unrealized gain (loss)	2.10	(4.97)	(0.74)	1.69	4.11	2.05
Net increase (decrease) from investment operations	2.07	(4.96)	(0.81)	1.64	4.09	1.97
Dividends and distributions from:
Net investment income	(0.00)[2]	—	—	—	—	—
Net realized gain	—	(0.11)	(3.14)	(2.87)	(3.99)	(0.13)
Total dividends and distributions	(0.00)[2]	(0.11)	(3.14)	(2.87)	(3.99)	(0.13)
Net asset value, end of period	$ 10.63	$ 8.56	$ 13.63	$ 17.58	$ 18.81	$ 18.71
Total Investment Return
Based on net asset value	24.19%[3]	(36.66)%	(6.02)%	9.55%	23.26%	11.68%
Ratios to Average Net Assets
Total expenses	1.91%[4]	1.78%	1.64%	1.51%	1.51%	1.51%
Total expenses after fees waived	1.91%[4]	1.78%	1.64%	1.51%	1.51%	1.51%
Net investment income (loss)	(0.73)%[4]	0.07%	(0.39)%	(0.28)%	(0.11)%	(0.45)%
Supplemental Data
Net assets, end of period (000)	$ 44,081	$ 33,540	$ 49,550	$ 32,476	$ 17,981	$ 7,356
Portfolio turnover	60%	154%	148%	99%	110%	82%
[1] Based on average shares outstanding.
[2] Amount is less than (0.01) per share.
[3] Aggregate total investment return.
[4] Annualized.

See Notes to Financial Statements.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND JULY 31, 2009 17

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Mid Cap Value Opportunities Fund (the “Fund”) of BlackRock
Mid Cap Value Opportunities Series, Inc. (the “Series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company and is organ-
ized as a Maryland corporation. The Fund’s financial statements are pre-
pared in conformity with accounting principles generally accepted in the
United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.
The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A
Shares are generally sold with a front-end sales charge. Shares of
Investor B and Investor C may be subject to a contingent deferred sales charge. Class R Shares are generally sold only to certain retirement or similar plans. All classes of shares have identical voting, dividend, liqui-
dation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and
Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor B Shares automati-
cally convert to Investor A Shares after approximately eight years.
Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that
Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end investment companies are valued at their net asset value each business day. The Fund values its investments in Cash Sweep Series and Money Market Series, each a series of the BlackRock Liquidity Series, LLC, at fair value, which is ordinarily based upon their pro rata ownership in the net assets of the underlying fund.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board of Directors (the "Board") as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value

Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value deter-
minations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value
Assets is subsequently reported to the Board or a committee thereof.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the trans-
actions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis.
Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are sub-
sequently recorded when the Fund has determined the ex-dividend date.
Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income is recognized on the accrual basis.

Dividends and Distributions: Dividends and distributions paid by the
Fund are recorded on the ex-dividend dates.

Securities Lending: The Fund may lend securities to financial institutions that provide cash as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is deter-
mined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. The Fund may invest the cash col-
lateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Fund may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the bor-
rower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities, or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment compa-
nies and to distribute substantially all of its taxable income to its share-
holders. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on inter-
est, dividends and capital gains at various rates.

18 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND JULY 31, 2009

Notes to Financial Statements (continued)

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statutes of limitations on the Fund’s US federal tax returns remain open for each of the four years ended January 31, 2009. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In June 2009, Statement of
Financial Accounting Standards No. 166, “Accounting for Transfers of
Financial Assets — an amendment of FASB Statement No. 140” (“FAS
166”), was issued. FAS 166 is intended to improve the relevance, repre-
sentational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, finan-
cial performance, and cash flows; and a transferor’s continuing involve-
ment, if any, in transferred financial assets. FAS 166 is effective for financial statements issued for fiscal years and interim periods begin-
ning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of FAS 166 must be applied to transfers occurring on or after the effective date. Additionally, the disclo-
sure provisions of FAS 166 should be applied to transfers that occurred both before and after the effective date of FAS 166. The impact of FAS
166 on the Fund’s financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on their relative net assets.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Bank of America
Corporation (“BAC”) are the largest stockholders of BlackRock, Inc.
(“BlackRock”). Due to the ownership structure, PNC is an affiliate for
1940 Act purposes, but BAC is not.

The Series, on behalf of the Fund, entered into an Investment Advisory
Agreement with BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of the Fund. For such services, the Fund pays the Manager a monthly fee at an annual rate of 0.65% of the average daily value of the Fund’s net assets.

The Manager has agreed to waive its advisory fee by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds. This amount is shown as fees waived by advisor in the Statement of Operations.

The Manager has entered into a separate sub-advisory agreement with
BlackRock Investment Management, LLC (“BIM”), an affiliate of the
Manager, under which the Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Manager.

For the six months ended July 31, 2009, the Series, on behalf of the
Fund, reimbursed the Manager $2,118 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Fund has entered into a Distribution Agreement and Distribution
Plans with BlackRock Investments, LLC (“BRIL”), which is an affiliate of BlackRock.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service	Distribution
	Fee	Fee
Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service fee and/or distribution fee compensates BRIL and each broker-
dealer for providing shareholder servicing and/or distribution-related services to Investor A, Investor B, Investor C and Class R shareholders.

For the six months ended July 31, 2009, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the
Fund’s Investor A Shares, which totaled $73. Affiliates received contin-
gent deferred sales charges of $5,991, and $1,510 relating to trans-
actions in Investor B and Investor C Shares, respectively. Furthermore, affiliates received contingent deferred sales charges of $5 relating to transactions subject to front-end sales charge waivers on Investor
A Shares.

The Fund has received an exemptive order from the Securities and
Exchange Commission permitting it, among other things, to pay an affili-
ated securities lending agent a fee based on a share of the income derived from the securities lending activities. The Fund has retained BIM as the securities lending agent for a fee based on a share of the income from investment of cash collateral. BIM may, on behalf of the Fund,

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND JULY 31, 2009 19

Notes to Financial Statements (continued)

invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates.
The share of income earned by the Fund on such investments is shown as securities lending — affiliated in the Statement of Operations. For the six months ended July 31, 2009, BIM received $19,332 in securities lending agent fees.

PNC Global Investment Servicing (U.S.) Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager, serves as transfer agent and dividend disbursing agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes.
Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to share-
holder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of
Fund shares. For the six months ended July 31, 2009, the Fund reim-
bursed the Manager for costs incurred running the call center, which are included in transfer agent in the Statement of Operations.

Call Center
Fees
Institutional	$ 346
Investor A	$2,031
Investor B	$ 709
Investor C	$1,162
Class R	$ 385

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for com-
pensation paid to the Fund’s Chief Compliance Officer.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended July 31, 2009 were $126,039,867 and
$126,039,400, respectively.

4. Short-Term Borrowings:

The Fund along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expires in November 2009. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund’s current Prospectus and
Statement of Additional Information, subject to various other legal, regu-
latory or contractual limits. The Fund paid its pro rata share of a 0.02%
upfront fee on the aggregate commitment amount based on its net assets. The Fund pays a commitment fee of 0.08% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations.
Amounts borrowed under the credit agreement bear interest at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one month LIBOR, plus, in each case, the higher of (i) 1.50%
and (ii) 50% of the CDX Index (as defined in the credit agreement) in effect from time to time. The Fund did not borrow under the credit agree-
ment during the six months ended July 31, 2009.

5. Capital Loss Carryforward:

As of January 31, 2009, the Fund had a capital loss carryforward of
$32,503,018 available to offset future realized capital gains, which expires January 31, 2017.

6. Market and Credit Risk:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund have unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the
Fund’s Statement of Assets and Liabilities.

20 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND JULY 31, 2009

Notes to Financial Statements (concluded)
7. Capital Share Transactions:
Capital share transactions for each class were as follows:
	Six Months Ended		Year Ended
	July 31, 2009		January 31, 2009
	Shares	Amount	Shares	Amount
Institutional
Shares sold	774,285	$ 7,701,472	894,301	$ 11,455,153
Shares issued to shareholders in reinvestment
of dividends and distributions	36,094	413,997	41,113	590,260
Total issued	810,379	8,115,469	935,414	12,045,413
Shares redeemed	(615,610)	(5,866,611)	(1,298,490)	(16,730,965)
Net increase (decrease)	194,769	$ 2,248,858	(363,076)	$ (4,685,552)
Investor A
Shares sold and automatic conversion of shares	1,358,260	$ 13,453,180	2,531,583	$ 32,621,453
Shares issued to shareholders in reinvestment
of dividends and distributions	23,192	260,447	55,323	778,361
Total issued	1,381,452	13,713,627	2,586,906	33,399,814
Shares redeemed	(1,111,759)	(10,677,785)	(3,092,464)	(38,735,071)
Net increase (decrease)	269,693	$ 3,035,842	(505,558)	$ (5,335,257)
Investor B
Shares sold	77,202	$ 690,151	224,445	$ 2,637,937
Shares issued to shareholders in reinvestment
of distributions	—	—	20,760	273,808
Total issued	77,202	690,151	245,205	2,911,745
Shares redeemed and automatic conversion of shares	(712,144)	(6,473,636)	(1,294,910)	(15,558,989)
Net decrease	(634,942)	$ (5,783,485)	(1,049,705)	$(12,647,244)
Investor C
Shares sold	456,270	$ 4,039,843	1,149,424	$ 13,409,837
Shares issued to shareholders in reinvestment
of distributions	—	—	44,752	581,751
Total issued	456,270	4,039,843	1,194,176	13,991,588
Shares redeemed	(833,089)	(7,279,953)	(1,951,732)	(23,077,661)
Net decrease	(376,819)	$ (3,240,110)	(757,556)	$ (9,086,073)
Class R
Shares sold	1,144,480	$ 10,479,357	2,075,802	$ 24,379,139
Shares issued to shareholders in reinvestment
of dividends and distributions	383	4,030	32,466	427,903
Total issued	1,144,863	10,483,387	2,108,268	24,807,042
Shares redeemed	(918,033)	(8,258,986)	(1,823,292)	(21,721,440)
Net increase	226,830	$ 2,224,401	284,976	$ 3,085,602
8. Subsequent Events:
Management has evaluated the impact of all subsequent events on the
Fund through September 25, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND JULY 31, 2009 21

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Directors (the “Board,” and the members of which are referred to as “Board Members”) of BlackRock Mid Cap Value
Opportunities Fund (the “Fund”), a series of BlackRock Mid Cap Value
Opportunities Series, Inc. (the “Corporation”), met on May 5, 2009
and June 4 – 5, 2009 to consider the approval of the Fund’s invest-
ment advisory agreement (the “Advisory Agreement”) with BlackRock
Advisors, LLC (the “Manager”), the Fund’s investment advisor. The
Board also considered the approval of the sub-advisory agreement
(the “Sub-Advisory Agreement”) between the Manager and BlackRock
Investment Management, LLC (the “Sub-Advisor”) with respect to the
Fund. The Manager and the Sub-Advisor are referred to herein as
“BlackRock.” For simplicity, the Fund and the Corporation are referred to herein as the “Fund.” The Advisory Agreement and the Sub-Advisory
Agreement are referred to herein as the “Agreements.”

Activities and Composition of the Board

The Board of the Fund consisted of fifteen individuals, twelve of whom were not “interested persons” of the Fund as defined in the
Investment Company Act of 1940, as amended (the “1940 Act”) (the
“Independent Board Members”), at the time of the Board’s approval of the Agreements. The Board Members are responsible for the oversight of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The
Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chairman of the
Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and
Nominating Committee, a Compliance Committee, a Performance
Oversight Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the
Performance Oversight Committee and the Executive Committee,
which each have one interested Board Member) and is chaired by
Independent Board Members.

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Fund by the person-
nel of BlackRock and its affiliates, including investment management, administrative services, shareholder services, oversight of fund account-
ing and custody, marketing services and assistance in meeting legal and regulatory requirements.

Throughout the year, the Board, acting directly and through its com-
mittees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. Among the matters the Board considered were: (a) invest-
ment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management and portfolio managers’ analysis of the reasons for any underperformance against its peers; (b) fees, including advisory, admin-
istration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services, such as transfer agency, marketing and distribution, call center and fund accounting; (c) Fund operating expenses; (d) the resources devoted to and compliance reports relat-
ing to the Fund’s investment objective, policies and restrictions,
(e) the Fund’s compliance with its Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-
investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls;
(h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality;
(j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; and (k) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the May 5, 2009 meeting, the
Board requested and received materials specifically relating to the Agreements. The Board is engaged in an ongoing process with
BlackRock to continuously review the nature and scope of the infor-
mation provided to better assist its deliberations. The materials pro-
vided in connection with the May meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on
Fund fees and expenses, and the investment performance of the
Fund as compared with a peer group of funds as determined by
Lipper (collectively, “Peers”); (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to
BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional and closed-end funds, under similar investment mandates, as well as the performance of such other clients; (d) the impact of economies of scale; (e) a sum-
mary of aggregate amounts paid by the Fund to BlackRock; (f) sales and redemption data regarding the Fund’s shares; and (g) an internal comparison of management fees classified by Lipper, if applicable.

At an in-person meeting held on May 5, 2009, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the May 5, 2009 meeting, the
Board presented BlackRock with questions and requests for additional

22 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND JULY 31, 2009

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

information and BlackRock responded to these requests with additional written information in advance of the June 4 – 5, 2009 Board meeting.

At an in-person meeting held on June 4 – 5, 2009, the Fund’s Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the
Fund and the Sub-Advisory Agreement between the Manager and the
Sub-Advisor with respect to the Fund, each for a one-year term ending
June 30, 2010. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by BlackRock; (b) the invest-
ment performance of the Fund and BlackRock portfolio management;
(c) the advisory fee and the cost of the services and profits to be real-
ized by BlackRock and certain affiliates from the relationship with the
Fund; (d) economies of scale; and (e) other factors.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of Fund portfolio holdings, direct and indi-
rect benefits to BlackRock and its affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The
Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any par-
ticular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. Through-
out the year, the Board compared Fund performance to the perform-
ance of a comparable group of mutual funds, and the performance of at least one relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Fund’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance and BlackRock’s approach to training and retaining port-
folio managers and other research, advisory and management personnel.
The Board also reviewed a general description of BlackRock’s compen-
sation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties)
and officers and other personnel as are necessary for the operations of the Fund. In addition to investment advisory services, BlackRock and its affiliates provide the Fund with other services, including
(i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports;
(ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing
Board meetings and preparing the materials for such Board meetings;
(v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Fund, such as tax reporting, fulfilling regulatory filing requirements, and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Fund and BlackRock: The
Board, including the Independent Board Members, also reviewed and considered the performance history of the Fund. In preparation for the May 5, 2009 meeting, the Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the Fund’s performance. The Board also reviewed a narra-
tive and statistical analysis of the Lipper data that was prepared by
BlackRock, which analyzed various factors that affect Lipper’s rankings.
In connection with its review, the Board received and reviewed infor-
mation regarding the investment performance of the Fund as com-
pared to a representative group of similar funds as determined by
Lipper and to all funds in the Fund’s applicable Lipper category. The
Board was provided with a description of the methodology used by
Lipper to select peer funds. The Board regularly reviews the perform-
ance of the Fund throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND JULY 31, 2009 23

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

The Board noted that the Fund ranked in the second quartile against its Lipper Performance Universe for each of the one-, three- and five-
year periods reported.

C. Consideration of the Advisory Fees and the Cost of the Services
and Profits to be Realized by BlackRock and its Affiliates from their
Relationship with the Fund: The Board, including the Independent
Board Members, reviewed the Fund’s contractual advisory fee rates compared with the other funds in its Lipper category. It also compared the Fund’s total expenses, as well as actual management fees, to those of other comparable funds. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed
BlackRock’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2008 compared to available aggregate profitability data provided for the year ended December 31, 2007. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the
Manager and/or its affiliates. The Board reviewed BlackRock’s assump-
tions and methodology of allocating expenses in the profitability analy-
sis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. Nevertheless, to the extent such information is available, the Board considered
BlackRock’s operating margin in general compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. The comparison indicated that operating margins for BlackRock with respect to its registered funds are consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing
BlackRock’s operating margin with that of other publicly-traded asset management firms, which concluded that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Board considered the cost of the services provided to the Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Fund. The Board also considered whether
BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obliga-
tions under the Agreements and to continue to provide the high quality of services that is expected by the Board.

The Board noted that the Fund’s contractual advisory fees, which do not take into account any expense reimbursements or fee waivers, were lower than or equal to the median contractual advisory fees paid by the Fund’s Peers.

D. Economies of Scale: The Board, including the Independent Board
Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale, for exam-
ple through the use of breakpoints in the advisory fee based upon the assets of the Fund. The Board considered that the funds in the
BlackRock fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as a stand-
alone entity. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.

E. Other Factors: The Board also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from its relationship with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the
Fund, including for administrative, transfer agency and distribution services. The Board also noted that BlackRock may use third party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

24 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND JULY 31, 2009

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (concluded)

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

The Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the
Manager and the Fund for a one-year term ending June 30, 2010 and the Sub-Advisory Agreement between the Manager and Sub-Advisor with respect to the Fund for a one-year term ending June 30, 2010.
Based upon its evaluation of all these factors in their totality, the
Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent
Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Fund reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board
Members) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Board Members’ conclusions may be based in part on their con-
sideration of these arrangements in prior years.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND JULY 31, 2009 25

Officers and Directors

Robert M. Hernandez, Chairman of the Board, Director and Member of
the Audit Committee
Fred G. Weiss, Vice Chair of the Board, Director and Member of
the Audit Committee
James H. Bodurtha, Director
Bruce R. Bond, Director
Donald W. Burton, Director
Richard S. Davis, Director
Stuart E. Eizenstat, Director
Laurence D. Fink, Director
Kenneth A. Froot, Director
Henry Gabbay, Director
John F. O’Brien, Director
Roberta Cooper Ramo, Director
Jean Margo Reid, Director
David H. Walsh, Director
Richard R. West, Director and Member of the Audit Committee
Donald C. Burke, Series President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer
Howard B. Surloff, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC
Plainsboro, NJ 08536

Custodian
The Bank of New York Mellon
New York, NY 10286

Transfer Agent
PNC Global Investment Servicing (U.S.) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Distributor
BlackRock Investments, LLC
New York, NY 10022

Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019

Independent Registered
Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

Effective July 31, 2009, Donald C. Burke, President and Chief Executive Officer of the Series
retired. The Series’ Board of Directors wishes Mr. Burke well in his retirement.

Effective August 1, 2009, Anne F. Ackerley became President and Chief Executive Officer of the Series, and Jeffrey Holland and Brian Schmidt became Vice Presidents of the Series.

Effective August 1, 2009, Jean Margo Reid resigned as a Director of the Series. The Board wishes
Ms. Reid well in her future endeavors.

Effective September 9, 2009, Brendan Kyne became a Vice President of the Series.

26 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND JULY 31, 2009

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regula-
tions require BlackRock to provide you with additional or different privacy-
related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your trans-
actions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those
BlackRock employees with a legitimate business need for the information.
BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its
Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND JULY 31, 2009 27

Additional Information (continued)

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s Web site or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock Web site at
http://www.blackrock.com/edelivery

2) Select “eDelivery” under the “More Information” section

3) Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling toll-free (800) 441-7762;
(2) at www.blackrock.com; and (3) on the Securities and Exchange
Commission’s (the “SEC”) website at http://www.sec.gov.

28 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND JULY 31, 2009

Additional Information (concluded)

General Information (concluded)

Availability of Proxy Voting Record

Information about how the Fund votes proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended
June 30 is available upon request and without charge (1) at www.black-
rock.com or by calling (800) 441-7762 and (2) on the SEC’s website at
http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s
Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference
Room in Washington, D.C. Information on the operation of the Public
Reference Room may be obtained by calling (202) 551-8090. The
Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST to get infor-
mation about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional,
Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND JULY 31, 2009 29

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds
BlackRock All-Cap Energy & Resources Portfolio	BlackRock Global Opportunities Portfolio	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global SmallCap Fund	BlackRock Mid Cap Value Opportunities Fund
BlackRock Aurora Portfolio	BlackRock Health Sciences Opportunities Portfolio	BlackRock Natural Resources Trust
BlackRock Balanced Capital Fund†	BlackRock Healthcare Fund	BlackRock Pacific Fund
BlackRock Basic Value Fund	BlackRock Index Equity Portfolio*	BlackRock Science & Technology
BlackRock Capital Appreciation Portfolio	BlackRock International Fund	Opportunities Portfolio
BlackRock Energy & Resources Portfolio	BlackRock International Diversification Fund	BlackRock Small Cap Core Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock International Index Fund	BlackRock Small Cap Growth Equity Portfolio
BlackRock EuroFund	BlackRock International Opportunities Portfolio	BlackRock Small Cap Growth Fund II
BlackRock Focus Growth Fund	BlackRock International Value Fund	BlackRock Small Cap Index Fund
BlackRock Focus Value Fund	BlackRock Large Cap Core Fund	BlackRock Small Cap Value Equity Portfolio*
BlackRock Fundamental Growth Fund	BlackRock Large Cap Core Plus Fund	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Global Allocation Fund†	BlackRock Large Cap Growth Fund	BlackRock S&P 500 Index Fund
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Value Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Emerging Markets Fund	BlackRock Latin America Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Financial Services Fund	BlackRock Mid-Cap Growth Equity Portfolio	BlackRock Value Opportunities Fund
BlackRock Global Growth Fund
Fixed Income Funds
BlackRock Bond Portfolio	BlackRock Income Portfolio†	BlackRock Low Duration Bond Portfolio
BlackRock Emerging Market Debt Portfolio	BlackRock Income Builder Portfolio†	BlackRock Managed Income Portfolio
BlackRock Enhanced Income Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Short-Term Bond Fund
BlackRock GNMA Portfolio	BlackRock Intermediate Government	BlackRock Strategic Income Portfolio
BlackRock Government Income Portfolio	Bond Portfolio	BlackRock Total Return Fund
BlackRock High Income Fund	BlackRock International Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock High Yield Bond Portfolio	BlackRock Long Duration Bond Portfolio	BlackRock World Income Fund
Municipal Bond Funds
BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Kentucky Municipal Bond Portfolio	BlackRock New York Municipal Bond Fund
BlackRock California Municipal Bond Fund	BlackRock Municipal Insured Fund	BlackRock Ohio Municipal Bond Portfolio
BlackRock Delaware Municipal Bond Portfolio	BlackRock National Municipal Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Short-Term Municipal Fund
BlackRock Intermediate Municipal Fund
Target Risk & Target Date Funds
BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050
* See the prospectus for information on specific limitations on investments in the fund.
† Mixed asset fund.
BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at
www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

30 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND JULY 31, 2009

This report is not authorized for use as an offer of sale or a solicita-
tion of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance
results shown in this report should not be considered a representa-
tion of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other informa-
tion herein are as dated and are subject to change.

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-
CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not
Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not
Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available.
Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment
Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and
Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the
registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

Date: September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

Date: September 22, 2009

By: /s/Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

Date: September 22, 2009